Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net-operating loss carryforward	$ 10,214,760	$ 2,986,738
Intangibles	3,349,919	885,176
Capitalized research and development	1,171,320
Stock-based compensation	690,760	308,552
Deposit on WraSer APA	854,896
Accrued compensation	150,099	186,573
License agreement	49,157	82,626
Other accrued expenses	520,207	65,886
Gross deferred tax assets	17,001,118	4,515,551
Valuation allowance	(15,697,701)	(4,512,546)
Deferred tax assets, net of allowance	1,303,417	3,005
Deferred tax liabilities:
Intangible assets	(4,345,449)
Fixed assets	(2,560)	(3,005)
Other	(29,189)
Total deferred tax liabilities	(4,377,198)	(3,005)
Net deferred tax liability	$ (3,073,781)